Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	October 2012
Payment Date	11/15/2012
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,462,637.36

Principal:
Principal Collections	$34,334,043.97
Prepayments in Full	$23,270,838.25
Liquidation Proceeds	$957,717.30
Recoveries	$10,568.44
Sub Total	$58,573,167.96
Collections	$65,035,805.32

Purchase Amounts:
Purchase Amounts Related to Principal	$123,479.22
Purchase Amounts Related to Interest	$940.72
Sub Total	$124,419.94

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$65,160,225.26

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	October 2012
Payment Date	11/15/2012
Transaction Month	7
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$65,160,225.26
Servicing Fee	$1,328,555.52	$1,328,555.52	$0.00	$0.00	$63,831,669.74
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$63,831,669.74
Interest - Class A-2 Notes	$262,772.30	$262,772.30	$0.00	$0.00	$63,568,897.44
Interest - Class A-3 Notes	$394,800.00	$394,800.00	$0.00	$0.00	$63,174,097.44
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$63,026,539.11
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$63,026,539.11
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$62,943,053.03
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$62,943,053.03
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$62,873,719.70
Third Priority Principal Payment	$14,784,832.00	$14,784,832.00	$0.00	$0.00	$48,088,887.70
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$47,991,221.03
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$47,991,221.03
Regular Principal Payment	$52,632,735.22	$47,991,221.03	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$65,160,225.26

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$14,784,832.00
Regular Principal Payment					$47,991,221.03
Total					$62,776,053.03
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$62,776,053.03	$101.76	$262,772.30	$0.43	$63,038,825.33	$102.19
Class A-3 Notes	$0.00	$0.00	$394,800.00	$0.60	$394,800.00	$0.60
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$62,776,053.03	$30.77	$1,055,616.71	$0.52	$63,831,669.74	$31.29

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	October 2012
Payment Date	11/15/2012
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$553,204,848.85	0.8967496	$490,428,795.82	0.7949891
Class A-3 Notes	$658,000,000.00	1.0000000	$658,000,000.00	1.0000000
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$1,528,264,848.85	0.7492009	$1,465,488,795.82	0.7184262

Pool Information
Weighted Average APR	4.702%	4.692%
Weighted Average Remaining Term	53.46	52.66
Number of Receivables Outstanding	74,140	71,896
Pool Balance	$1,594,266,628.63	$1,535,167,261.75
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,530,254,115.12	$1,473,480,016.85
Pool Factor	0.7668597	0.7384323

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$23,027,508.93
Yield Supplement Overcollateralization Amount	$61,687,244.90
Targeted Overcollateralization Amount	$74,319,980.12
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$69,678,465.93

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	October 2012
Payment Date	11/15/2012
Transaction Month	7

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		265	$413,270.65
(Recoveries)		8	$10,568.44
Net Losses for Current Collection Period			$402,702.21
Cumulative Net Losses Last Collection Period			$1,082,225.96
Cumulative Net Losses for all Collection Periods			$1,484,928.17

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.30%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.19%	835	$18,267,964.31
61-90 Days Delinquent	0.13%	88	$2,033,456.20
91-120 Days Delinquent	0.03%	16	$419,821.61
Over 120 Days Delinquent	0.03%	18	$424,281.05
Total Delinquent Receivables	1.38%	957	$21,145,523.17

Repossession Inventory:
Repossessed in the Current Collection Period		53	$1,389,071.27
Total Repossessed Inventory		72	$2,096,642.25

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2281%
Preceding Collection Period			0.2626%
Current Collection Period			0.3088%
Three Month Average			0.2665%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1040%
Preceding Collection Period			0.1308%
Current Collection Period			0.1697%
Three Month Average			0.1348%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer